Income Taxes - Schedule of Reconciliation of Income Tax Expense (Benefit) (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Federal income tax expense at statutory rate	21.00%	21.00%
State income taxes, net of federal benefit	5.20%	6.00%
Permanent differences	1.20%	1.20%
Foreign rate differential	0.00%	0.10%
Research and development tax credits	0.80%	2.00%
Change in valuation allowance	25.80%	27.90%
Provision to Return	0.00%	0.00%
Effective income tax rate	0.00%	0.00%